REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of products and services [line items]
Total Revenue	€ 1,950	€ 2,275	€ 3,906	€ 4,254
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue	699	985	1,384	1,837
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue	312	308	616	571
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue	34	54	70	104
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue	271	183	524	326
Transportation, industry, defense and other rolled products
Disclosure of products and services [line items]
Total Revenue	190	257	385	487
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue	251	247	511	473
Other extruded products
Disclosure of products and services [line items]
Total Revenue	€ 193	€ 241	€ 416	€ 456